Disclosure of indirect measurement of fair value of goods or services received, share options granted during period (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Share Capital Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period 1	$ 3,400,612
Share Capital Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period 2	3,152,072
Share Capital Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period 3	1,130,418
Share Capital Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period 4	1,033,889
Share Capital Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period 5	728,190
Share Capital Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period 6	692,143
Share Capital Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period 7	237,891
Share Capital Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period 8	276,538
Share Capital Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period 9	5,497,111
Share Capital Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period 10	$ 5,154,642